Details of treasury and other financial risks - Net debt and interest rate sensitivity (Detail) - Interest rate risk [member] - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Details of treasury and other financial risks [Line Items]
Increase in the value of the fixed rate long term debt excluding forward contracts driven by 1% interest decrease	[1],[2],[3]	€ (283)	€ (274)
Decrease in the value of the fixed rate long term debt excluding forward contracts driven by 1% interest increase	[1],[2],[3]	284	274
Annualized net interest expense driven by 1% interest increase	[2],[4]	€ 15	€ 4

[1]	Fixed-rate long-term debt is excluding forward contracts.
[2]	The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included in Equity
[3]	The sensitivity analysis conducted shows that if long-term interest rates were to increase/decrease instantaneously by 1% from their level of December 31, 2023, with all other variables (including foreign exchange rates) held constant.
[4]	The impact is based on the outstanding net floating-rate position as of December 31, 2023.